Expense Example - FidelitySAIMunicipalBondIndexFund-PRO - FidelitySAIMunicipalBondIndexFund-PRO - Fidelity SAI Municipal Bond Index Fund - Fidelity SAI Municipal Bond Index Fund	Aug. 29, 2022 USD ($)
Expense Example:
1 year	$ 7
3 years	47
5 years	95
10 years	$ 238